Basis of preparation and significant accounting policies - Property, plant and equipment (Details)	12 Months Ended
Mar. 31, 2023 aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft operated	537
Hangar and buildings | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	3.33%
Hangar and buildings | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	5.00%
Plant and equipment (excluding aircraft) | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	20.00%
Plant and equipment (excluding aircraft) | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	33.30%
Fixtures and Fittings
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	20.00%
Motor vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Rate of Depreciation	33.30%
Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Useful life, property, plant and equipment	23 years
Residual value as percentage of current market value	15.00%
Aircraft | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Interval between maintenance checks	8 years
Aircraft | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Interval between maintenance checks	12 years
Airbus A320
Disclosure of detailed information about property, plant and equipment [line items]
Number of leased aircraft operated	28
Boeing 737 Aircraft
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft owned	507
Useful life, property, plant and equipment	23 years
Residual value as percentage of current market value	15.00%
Boeing 737 Aircraft | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Interval between maintenance checks	8 years
Boeing 737 Aircraft | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Interval between maintenance checks	12 years
Boeing 737-8200s
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft owned	98